Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Oct. 26, 2017
Document Effective Date	Oct. 31, 2017
Prospectus Date	Oct. 31, 2017
Fulcrum Diversified Absolute Return Fund | Super Institutional Class
Prospectus:
Trading Symbol	FARYX
Fulcrum Diversified Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	FARIX
Fulcrum Diversified Absolute Return Fund | Advisor Class
Prospectus:
Trading Symbol	FARAX